Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000249526 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000249526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000249526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000249526 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000249526 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000249526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000249526 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
C000249526 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000249526 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249526 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000249526 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000249523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000249523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000249523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000249523 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000249523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000249523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000249523 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
C000249523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000249523 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249523 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000249523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000249524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000249524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000249524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000249524 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000249524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000249524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000249524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
C000249524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000249524 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249524 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000249524 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000249525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000249525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000249525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000249525 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000249525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000249525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000249525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
C000249525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000249525 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249525 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000249525 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000249527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000249527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000249527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000249527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000249527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
C000249527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
C000249527 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000249527 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000249527 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000249527 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000249528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000249528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000249528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000249528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000249528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
C000249528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
C000249528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000249528 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000249528 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000249528 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000249529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000249529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000249529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000249529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000249529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
C000249529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
C000249529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000249529 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000249529 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249529 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000249529 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000249530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000249530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000249530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000249530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000249530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
C000249530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
C000249530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000249530 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000249530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000249530 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000249532 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000249532 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000249532 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000249532 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000249532 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000249532 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000249532 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000249532 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249532 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000249532 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000249533 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000249533 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000249533 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000249533 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000249533 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000249533 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000249533 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000249533 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249533 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000249533 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000249534 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000249534 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000249534 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000249534 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000249534 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000249534 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000249534 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000249534 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249534 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000249534 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000249535 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000249535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000249535 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249535 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000249535 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
C000249535 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000249535 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.64%
C000249535 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000249535 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000249537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000249537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000249537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249537 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000249537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
C000249537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000249537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.64%
C000249537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000249537 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000249536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000249536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000249536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000249536 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000249536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
C000249536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000249536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.64%
C000249536 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000249536 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000249540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000249540 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.45%
C000249540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000249540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000249540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
C000249540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000249540 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000249540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000249538 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000249538 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.45%
C000249538 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000249538 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000249538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
C000249538 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249538 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000249538 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000249538 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249538 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000249539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000249539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.45%
C000249539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000249539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000249539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
C000249539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000249539 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000249539 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249539 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000249541 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000249541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000249541 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.45%
C000249541 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000249541 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000249541 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
C000249541 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249541 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000249541 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000249541 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000249541 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000249542 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.57%
C000249542 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000249542 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
C000249542 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000249542 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000249543 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.57%
C000249543 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000249543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
C000249543 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000249543 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000249544 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.57%
C000249544 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000249544 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
C000249544 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000249544 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000249545 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.83%
C000249545 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000249545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.91%
C000249545 [Member] | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000249545 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%